Principles of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Companies Direct Equity Investments

The following subsidiaries and are included in the consolidated financial statements:

Subsidiary	2017	2016	2015
	Direct interest, %	Direct interest, %	Direct interest, %
Cemig Geração e Transmissão	100.00	100.00	100.00
Cemig Distribuição	100.00	100.00	100.00
Gasmig	99.57	99.57	99.57
CemigTelecom	100.00	100.00	100.00
Rosal Energia	100.00	100.00	100.00
Sá Carvalho	100.00	100.00	100.00
Horizontes Energia	100.00	100.00	100.00
Usina Térmica Ipatinga	100.00	100.00	100.00
Cemig PCH	100.00	100.00	100.00
Cemig Trading	100.00	100.00	100.00
Efficientia	100.00	100.00	100.00
Cemig Comercializadora de Energia Incentivada	100.00	100.00	100.00
UTE Barreiro	100.00	100.00	100.00
Empresa de Serviços e Comercialização de Energia Elétrica	100.00	100.00	100.00